Note 17 - Acquisition/Sales of Assets and Interests, Additional Information (Detail) (USD $) In Millions	1 Months Ended	12 Months Ended	0 Months Ended
	Apr. 30, 2009 ExxonMobil in Chile [Member]	Dec. 31, 2010 ExxonMobil in Chile [Member]	Dec. 01, 2010 Chevron Chile S.A.C [Member]
Business Acquisition [Line Items]
Acquisition Cost	$ 463		$ 14
Goodwill after concluding fair value assessment of the distribution and logistics acquired in Chile		$ 49